Pension Plans and Retiree Benefits - Schedule of Collective Investment Mixes for Plan Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Canada | Fixed income
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	100.00%
Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,372,000,000	$ 1,731,000,000	$ 1,683,000,000
Plan assets, total	1,279,000,000
Defined Benefit | Canada
Defined Benefit Plan Disclosure
Fair value of Plan Assets	13,000,000	16,000,000	16,000,000
Plan assets, total	13,000,000
Defined Benefit | Canada | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 13,000,000	$ 16,000,000
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit | Canada | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,000,000	$ 2,000,000
Percentage of Plan Assets	15.00%	13.00%
Defined Benefit | Canada | Fair value | Fixed income | Canadian bonds
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 11,000,000	$ 14,000,000
Percentage of Plan Assets	85.00%	87.00%
Defined Benefit | Canada | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 13,000,000	$ 16,000,000
Defined Benefit | Canada | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,000,000	2,000,000
Defined Benefit | Canada | Level 1 | Fixed income | Canadian bonds
Defined Benefit Plan Disclosure
Total fair value of plan investment	11,000,000	14,000,000
Defined Benefit | Canada | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Canada | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Canada | Level 2 | Fixed income | Canadian bonds
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan
Defined Benefit Plan Disclosure
Total fair value of plan investment	1,354,000,000	1,710,000,000
Less: investments reclassified to assets held for sale	(93,000,000)
Fair value of Plan Assets	$ 1,359,000,000	$ 1,715,000,000	1,667,000,000
Percentage of Plan Assets	100.00%	100.00%
Percentage of Plan Asset before net receivable	107.00%	100.00%
Percentage of Plan Assets before reclassified asset held for sale	107.00%
Percentage of Plan Assets, investments reclassified to assets held for sale	(7.00%)
Plan assets, total	$ 1,266,000,000
Target asset mix (as a percent)	500.00%	0.00%
Defined Benefit | Foreign Plan | Income producing property
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	16.00%	900.00%
Defined Benefit | Foreign Plan | Private equity/limited partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 46,000,000
Percentage of Plan Asset before net receivable		3.00%
Defined Benefit | Foreign Plan | Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 43,000,000	$ 38,000,000
Percentage of Plan Asset before net receivable	3.00%	2.00%
Defined Benefit | Foreign Plan | Pooled separate accounts | Income producing property
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	100.00%	100.00%
Defined Benefit | Foreign Plan | Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 279,000,000	$ 467,000,000
Percentage of Plan Asset before net receivable	22.00%	27.00%
Target asset mix (as a percent)	79.00%	91.00%
Defined Benefit | Foreign Plan | Net receivable
Defined Benefit Plan Disclosure
Net receivable	$ 5,000,000	$ 5,000,000
Percentage of Plan Assets Net receivable	0.00%	0.00%
Defined Benefit | Foreign Plan | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,032,000,000	$ 1,159,000,000
Percentage of Plan Assets	82.00%	68.00%
Defined Benefit | Foreign Plan | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,000,000	$ 2,000,000
Percentage of Plan Assets	0.00%	0.00%
Defined Benefit | Foreign Plan | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,000,000	$ 2,000,000
Percentage of Plan Assets	0.00%	0.00%
Defined Benefit | Foreign Plan | Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 247,000,000	$ 290,000,000
Percentage of Plan Assets	20.00%	17.00%
Defined Benefit | Foreign Plan | Fair value | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 413,000,000	$ 346,000,000
Percentage of Plan Assets	33.00%	20.00%
Defined Benefit | Foreign Plan | Fair value | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 355,000,000	$ 502,000,000
Percentage of Plan Assets	28.00%	30.00%
Defined Benefit | Foreign Plan | Fair value | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,000,000	$ 6,000,000
Percentage of Plan Assets	0.00%	0.00%
Defined Benefit | Foreign Plan | Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 11,000,000	$ 11,000,000
Percentage of Plan Assets	1.00%	1.00%
Defined Benefit | Foreign Plan | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 361,000,000	$ 412,000,000
Defined Benefit | Foreign Plan | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,000,000	2,000,000
Defined Benefit | Foreign Plan | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,000,000	2,000,000
Defined Benefit | Foreign Plan | Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	247,000,000	290,000,000
Defined Benefit | Foreign Plan | Level 1 | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	80,000,000	39,000,000
Defined Benefit | Foreign Plan | Level 1 | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	30,000,000	79,000,000
Defined Benefit | Foreign Plan | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan | Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	671,000,000	747,000,000
Defined Benefit | Foreign Plan | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan | Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Defined Benefit | Foreign Plan | Level 2 | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	333,000,000	307,000,000
Defined Benefit | Foreign Plan | Level 2 | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	325,000,000	423,000,000
Defined Benefit | Foreign Plan | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,000,000	6,000,000
Defined Benefit | Foreign Plan | Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	11,000,000	11,000,000
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	845,000,000	1,058,000,000	1,016,000,000
Plan assets, total	842,000,000
Post-Retirement Benefits | Canada
Defined Benefit Plan Disclosure
Fair value of Plan Assets	0	0	0
Plan assets, total	0
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan Disclosure
Total fair value of plan investment		1,058,000,000
Less: investments reclassified to assets held for sale	(3,000,000)
Fair value of Plan Assets	$ 845,000,000	$ 1,058,000,000	$ 1,016,000,000
Percentage of Plan Assets	100.00%	100.00%
Percentage of Plan Assets before reclassified asset held for sale	101.00%
Percentage of Plan Assets, investments reclassified to assets held for sale	(1.00%)
Plan assets, total	$ 842,000,000
Post-Retirement Benefits | Foreign Plan | Fixed income | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	23.00%	21.00%
Post-Retirement Benefits | Foreign Plan | Commingled funds
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 596,000,000	$ 760,000,000
Percentage of Plan Assets	71.00%	71.00%
Post-Retirement Benefits | Foreign Plan | Commingled funds | WGL Holdings | Common stock large cap
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	49.00%	51.00%
Post-Retirement Benefits | Foreign Plan | Corporate bonds | WGL Holdings
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	28.00%	28.00%
Post-Retirement Benefits | Foreign Plan | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 249,000,000	$ 298,000,000
Percentage of Plan Assets	30.00%	29.00%
Post-Retirement Benefits | Foreign Plan | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 8,000,000	$ 6,000,000
Percentage of Plan Assets	1.00%	1.00%
Post-Retirement Benefits | Foreign Plan | Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 50,000,000	$ 60,000,000
Percentage of Plan Assets	6.00%	6.00%
Post-Retirement Benefits | Foreign Plan | Fair value | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 101,000,000	$ 104,000,000
Percentage of Plan Assets	12.00%	10.00%
Post-Retirement Benefits | Foreign Plan | Fair value | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 85,000,000	$ 122,000,000
Percentage of Plan Assets	10.00%	11.00%
Post-Retirement Benefits | Foreign Plan | Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 5,000,000	$ 6,000,000
Percentage of Plan Assets	1.00%	1.00%
Post-Retirement Benefits | Foreign Plan | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 87,000,000	$ 96,000,000
Post-Retirement Benefits | Foreign Plan | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	8,000,000	6,000,000
Post-Retirement Benefits | Foreign Plan | Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	50,000,000	60,000,000
Post-Retirement Benefits | Foreign Plan | Level 1 | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	21,000,000	10,000,000
Post-Retirement Benefits | Foreign Plan | Level 1 | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	8,000,000	20,000,000
Post-Retirement Benefits | Foreign Plan | Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Post-Retirement Benefits | Foreign Plan | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	162,000,000	202,000,000
Post-Retirement Benefits | Foreign Plan | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Post-Retirement Benefits | Foreign Plan | Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0	0
Post-Retirement Benefits | Foreign Plan | Level 2 | Fixed income | Government debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	80,000,000	94,000,000
Post-Retirement Benefits | Foreign Plan | Level 2 | Fixed income | Corporate debt
Defined Benefit Plan Disclosure
Total fair value of plan investment	77,000,000	102,000,000
Post-Retirement Benefits | Foreign Plan | Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 5,000,000	$ 6,000,000